Note 9 - Derivative Liability (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Derivative Liability, Current	$ 0	$ 145,041
Gain on Derivative Instruments, Pretax	171,712	33,310
Equity, Attributable to Parent	$ (1,338,624)	$ (2,613,460)	$ (1,736,446)	$ (2,926,598)	$ (2,221,400)
Convertible Notes Payable 1 [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	1.00
Convertible Notes Payable 1 [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	5.00
Convertible Credit Line Payable, Related Party [Member] | Measurement Input, Share Price [Member]
Debt Discount, Measurement Input		1.00
Convertible Credit Line Payable, Related Party [Member] | Measurement Input, Exercise Price [Member]
Debt Discount, Measurement Input		1.00
Convertible Credit Line Payable, Related Party [Member] | Measurement Input, Common Share Equivalents [Member]
Debt Discount, Measurement Input		20,000
Convertible Notes Payable 1 [Member]
Embedded Derivative, Gain on Embedded Derivative	$ 171,712	$ 33,310
Embedded Derivative Liability, Measurement Input		168,328
Debt Instrument Discount, Additions		$ 15,362
Convertible Notes Payable 1 [Member] | Measurement Input, Share Price [Member]
Embedded Derivative Liability, Measurement Input		1.00
Convertible Notes Payable 1 [Member] | Measurement Input, Price Volatility [Member]
Embedded Derivative Liability, Measurement Input		2.4859
Convertible Notes Payable 1 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	1.80
Convertible Notes Payable 1 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	2.61
Convertible Notes Payable 1 [Member] | Measurement Input, Discount Rate [Member]
Embedded Derivative Liability, Measurement Input		0.0073
Convertible Notes Payable 1 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	0.0392
Convertible Notes Payable 1 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	0.0476
Convertible Notes Payable 1 [Member] | Measurement Input, Exercise Price [Member]
Embedded Derivative Liability, Measurement Input		1.00
Derivative Liabilities Transferred to Equity [Member]
Equity, Attributable to Parent	$ 181,805